Right-of-use assets - Disclosure of right of use asset (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Disclosure of right of use Asset [Abstract]
Beginning balance	$ 2,111	$ 2,618
Amortization	(429)	(449)
Effect of change in exchange rates	(87)	(58)
Ending balance	$ 1,595	$ 2,111